Concentration of Credit Risk	12 Months Ended
Mar. 31, 2019
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
3.	Concentration of Credit Risk

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.